UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (100.3%)(a)
	Shares	Value

Aerospace and defense (1.2%)

European Aeronautic Defence and Space Co. (France)	22,113	$1,408,874

Northrop Grumman Corp.	13,400	1,276,484

		2,685,358
Airlines (0.9%)

Copa Holdings SA Class A (Panama)	6,300	873,621

Japan Airlines Co., Ltd. (Japan)	17,200	1,039,402

		1,913,023
Automobiles (3.7%)

Nissan Motor Co., Ltd. (Japan)	227,300	2,275,428

Tesla Motors, Inc.(NON)(S)	8,700	1,682,754

Toyota Motor Corp. (Japan)	48,200	3,074,561

Yamaha Motor Co., Ltd. (Japan)	65,500	955,562

		7,988,305
Beverages (0.7%)

Britvic PLC (United Kingdom)	163,828	1,518,392

		1,518,392
Biotechnology (1.1%)

Celgene Corp.(NON)	15,200	2,339,736

		2,339,736
Building products (1.0%)

Fortune Brands Home & Security, Inc.	25,700	1,069,891

Masco Corp.	33,000	702,240

Owens Corning, Inc.(NON)	12,900	489,942

		2,262,073
Capital markets (2.9%)

Blackstone Group LP (The)	56,109	1,396,553

Charles Schwab Corp. (The)	112,200	2,371,908

Morgan Stanley	93,900	2,530,605

		6,299,066
Chemicals (4.5%)

Airgas, Inc.	8,600	912,030

Monsanto Co.	44,100	4,602,717

Sherwin-Williams Co. (The)	6,020	1,096,724

Solvay SA (Belgium)	8,923	1,338,124

Tronox, Ltd. Class A(S)	50,300	1,230,841

Zeon Corp. (Japan)	46,000	585,910

		9,766,346
Commercial banks (5.9%)

Banco Popular Espanol SA (Spain)(NON)	161,175	865,423

Barclays PLC NPR (United Kingdom)(NON)	208,517	272,587

Barclays PLC (United Kingdom)	834,069	3,584,980

Credicorp, Ltd. (Peru)	11,100	1,425,906

Erste Group Bank AG (Czech Republic)	34,170	1,079,860

Grupo Financiero Banorte SAB de CV (Mexico)	202,500	1,261,767

Regions Financial Corp.	90,100	834,326

Societe Generale SA (France)	18,720	932,733

UniCredit SpA (Italy)	263,644	1,680,633

Zions Bancorp.(S)	33,500	918,570

		12,856,785
Commercial services and supplies (0.4%)

Regus PLC (United Kingdom)	271,555	800,110

		800,110
Communications equipment (0.6%)

Alcatel-Lucent ADR (France)(NON)(S)	390,600	1,378,818

		1,378,818
Computers and peripherals (0.1%)

Gemalto NV (Netherlands)(S)	2,699	289,807

		289,807
Construction materials (0.7%)

HeidelbergCement AG (Germany)	19,604	1,511,978

		1,511,978
Consumer finance (0.5%)

Credit Saison Co., Ltd. (Japan)	44,500	1,203,779

		1,203,779
Containers and packaging (1.2%)

MeadWestvaco Corp.	35,200	1,350,976

Sealed Air Corp.	45,500	1,237,145

		2,588,121
Diversified financial services (6.1%)

Bank of America Corp.	296,800	4,095,840

CME Group, Inc.	56,600	4,181,608

ING Groep NV (Netherlands)(NON)	162,949	1,840,941

JPMorgan Chase & Co.	62,100	3,209,949

		13,328,338
Diversified telecommunication services (0.9%)

CenturyLink, Inc.(S)	62,100	1,948,698

		1,948,698
Electrical equipment (0.6%)

Schneider Electric SA (France)	14,610	1,235,519

		1,235,519
Electronic equipment, instruments, and components (0.6%)

Hitachi, Ltd. (Japan)	216,000	1,421,761

		1,421,761
Energy equipment and services (2.5%)

Ezion Holdings, Ltd. (Singapore)	1,100,000	1,928,979

Halliburton Co.	48,300	2,325,645

Petrofac, Ltd. (United Kingdom)	46,882	1,066,357

		5,320,981
Food and staples retail (0.4%)

CP ALL PCL (Thailand)	793,200	893,871

		893,871
Health-care equipment and supplies (0.5%)

Olympus Corp. (Japan)(NON)	37,400	1,134,994

		1,134,994
Health-care providers and services (3.8%)

Aetna, Inc.	30,500	1,952,610

Capital Senior Living Corp.(NON)	49,302	1,042,737

Catamaran Corp.(NON)	49,100	2,256,145

Emeritus Corp.(NON)	45,554	844,116

UnitedHealth Group, Inc.	31,900	2,284,359

		8,379,967
Hotels, restaurants, and leisure (2.6%)

Alsea SAB de CV (Mexico)	328,100	918,164

Compass Group PLC (United Kingdom)	97,564	1,342,545

Penn National Gaming, Inc.(NON)(S)	20,100	1,112,736

Thomas Cook Group PLC (United Kingdom)(NON)	599,771	1,489,468

TUI Travel PLC (United Kingdom)	117,263	698,031

		5,560,944
Household durables (3.7%)

Coway Co., Ltd. (South Korea)	20,174	1,116,945

Hovnanian Enterprises, Inc. Class A(NON)(S)	168,900	883,347

Persimmon PLC (United Kingdom)	40,119	705,343

PulteGroup, Inc.	59,100	975,150

Sekisui House, Ltd. (Japan)	72,000	965,420

Standard Pacific Corp.(NON)	104,942	830,091

Taylor Morrison Home Corp. Class A(NON)	40,655	920,836

Taylor Wimpey PLC (United Kingdom)	423,715	688,696

Techtronic Industries Co. (Hong Kong)	373,000	971,467

		8,057,295
Independent power producers and energy traders (0.3%)

NRG Energy, Inc.(S)	24,300	664,119

		664,119
Insurance (4.0%)

Admiral Group PLC (United Kingdom)	34,971	698,058

American International Group, Inc.	62,567	3,042,633

Assured Guaranty, Ltd.	41,200	772,500

Genworth Financial, Inc. Class A(NON)	70,600	902,974

Hartford Financial Services Group, Inc. (The)(S)	35,000	1,089,200

Porto Seguro SA (Brazil)	47,200	596,309

Prudential PLC (United Kingdom)	87,391	1,628,405

		8,730,079
Internet and catalog retail (0.5%)

Bigfoot GmbH (acquired 8/2/13, cost $219,820) (Private) (Brazil)(F)(RES)(NON)	10	167,893

HomeAway, Inc.(NON)(S)	18,600	520,800

Zalando GmbH (acquired 9/30/13, cost $358,710) (Private) (Germany)(F)(RES)(NON)	8	304,913

		993,606
Internet software and services (5.9%)

eBay, Inc.(NON)	31,600	1,762,964

Facebook, Inc. Class A(NON)	74,000	3,717,760

Google, Inc. Class A(NON)	3,220	2,820,430

Telecity Group PLC (United Kingdom)	92,035	1,236,663

Yahoo!, Inc.(NON)	67,300	2,231,668

Yandex NV Class A (Russia)(NON)	27,160	989,167

		12,758,652
IT Services (2.2%)

Computer Sciences Corp.	19,300	998,582

Visa, Inc. Class A(S)	19,300	3,688,230

		4,686,812
Leisure equipment and products (0.6%)

Brunswick Corp.	31,700	1,265,147

		1,265,147
Machinery (0.9%)

Volvo AB Class B (Sweden)	131,875	1,975,037

		1,975,037
Media (2.8%)

Atresmedia Corporacion de Medios de Comunicacion S.A. (Spain)(S)	114,673	1,475,338

CBS Corp. Class B	21,900	1,208,004

DISH Network Corp. Class A	52,500	2,363,025

Global Mediacom Tbk PT (Indonesia)	6,102,000	1,017,000

		6,063,367
Multi-utilities (0.6%)

Veolia Environnement (France)	74,349	1,269,861

		1,269,861
Multiline retail (0.7%)

J.C. Penney Co., Inc.(NON)	83,200	733,824

Mitra Adiperkasa Tbk PT (Indonesia)	1,289,000	690,138

		1,423,962
Oil, gas, and consumable fuels (7.6%)

BG Group PLC (United Kingdom)	83,313	1,592,205

Cabot Oil & Gas Corp.	17,800	664,296

Cairn Energy PLC (United Kingdom)(NON)	100,848	428,239

Energy Transfer Equity L.P.	14,100	927,498

EXCO Resources, Inc.(S)	119,300	804,082

Genel Energy PLC (Jersey)(NON)	91,703	1,394,021

HRT Participacoes em Petroleo SA (Brazil)(NON)	333,714	174,664

Kodiak Oil & Gas Corp.(NON)	178,600	2,153,916

Marathon Oil Corp.	69,700	2,431,136

Noble Energy, Inc.	30,600	2,050,506

Origin Energy, Ltd. (Australia)	48,872	642,857

Royal Dutch Shell PLC Class A (United Kingdom)(S)	95,713	3,156,853

		16,420,273
Pharmaceuticals (5.3%)

Astellas Pharma, Inc. (Japan)	36,300	1,846,483

AstraZeneca PLC (United Kingdom)	39,358	2,048,811

Bristol-Myers Squibb Co.	36,500	1,689,220

Sanofi (France)	49,531	5,023,592

ViroPharma, Inc.(NON)	22,700	892,110

		11,500,216
Professional services (0.5%)

Experian Group, Ltd. (United Kingdom)	56,829	1,082,846

		1,082,846
Real estate management and development (2.5%)

Altisource Residential Corp.	29,241	671,958

BR Malls Participacoes SA (Brazil)	113,400	1,028,444

BR Properties SA (Brazil)	118,700	1,055,087

CBRE Group, Inc. Class A(NON)	25,600	592,128

Forestar Group, Inc.(NON)	45,161	972,316

Iguatemi Empresa de Shopping Centers SA (Brazil)	95,713	1,049,850

		5,369,783
Road and rail (0.4%)

Localiza Rent a Car SA (Brazil)	59,000	878,491

		878,491
Semiconductors and semiconductor equipment (3.8%)

Applied Materials, Inc.	81,800	1,434,772

Lam Research Corp.(NON)	26,500	1,356,535

Micron Technology, Inc.(NON)	114,100	1,993,327

Samsung Electronics Co., Ltd. (South Korea)	2,711	3,448,432

		8,233,066
Software (0.3%)

Fidessa Group PLC (United Kingdom)	19,092	614,452

		614,452
Specialty retail (5.5%)

Home Depot, Inc. (The)	23,965	1,817,745

Industria de Diseno Textil (Inditex) SA (Spain)	17,051	2,627,383

Lowe's Cos., Inc.	95,000	4,522,950

Office Depot, Inc.(NON)	277,200	1,338,876

Sears Hometown and Outlet Stores, Inc.(NON)	20,800	660,400

Tile Shop Holdings, Inc.(NON)	32,641	962,583

		11,929,937
Textiles, apparel, and luxury goods (0.7%)

Luxottica Group SpA (Italy)	27,891	1,483,636

		1,483,636
Thrifts and mortgage finance (0.8%)

Radian Group, Inc.(S)	129,900	1,809,507

		1,809,507
Tobacco (4.1%)

Japan Tobacco, Inc. (Japan)	158,300	5,684,918

Philip Morris International, Inc.	36,500	3,160,535

		8,845,453
Trading companies and distributors (2.3%)

HD Supply Holdings, Inc.(NON)(S)	82,900	1,821,313

Mitsubishi Corp. (Japan)	68,800	1,390,069

Rexel SA (France)	41,650	1,059,309

W.W. Grainger, Inc.	2,700	706,617

		4,977,308
Water utilities (0.4%)

United Utilities Group PLC (United Kingdom)	80,090	895,935

		895,935
Wireless telecommunication services (0.5%)

SoftBank Corp. (Japan)	17,500	1,208,861

		1,208,861

Total common stocks (cost $184,796,339)		$217,764,471

SHORT-TERM INVESTMENTS (8.8%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	17,890,060	$17,890,060

Putnam Short Term Investment Fund 0.06%(AFF)	269,009	269,009

SSgA Prime Money Market Fund 0.02%(P)	570,000	570,000

U.S. Treasury Bills with an effective yield of 0.10%, May 29, 2014(SEGSF)	$70,000	69,979

U.S. Treasury Bills with an effective yield of 0.10%, May 1, 2014(SEGSF)	10,000	9,998

U.S. Treasury Bills with an effective yield of 0.09%, August 21, 2014(SEGSF)	25,000	24,983

U.S. Treasury Bills with an effective yield of zero %, October 17, 2013(i)	111,000	111,000

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014(SEGSF)	165,000	164,973

Total short-term investments (cost $19,109,908)		$19,110,002

TOTAL INVESTMENTS

Total investments (cost $203,906,247)(b)		$236,874,473

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $90,913,143) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/18/13	$2,325,419	$2,290,373	$(35,046)
Barclays Bank PLC
	British Pound	Sell	12/18/13	1,898,550	1,814,964	(83,586)
	Hong Kong Dollar	Buy	11/20/13	1,833,697	1,834,295	(598)
	Japanese Yen	Buy	11/20/13	1,036,536	1,026,824	9,712
	Japanese Yen	Sell	11/20/13	1,016,397	1,034,377	17,980
	Norwegian Krone	Sell	12/18/13	169,223	167,290	(1,933)
	Singapore Dollar	Sell	11/20/13	569,806	559,662	(10,144)
	Swedish Krona	Buy	12/18/13	621,785	603,340	18,445
	Swiss Franc	Buy	12/18/13	3,246,548	3,132,701	113,847
Citibank, N.A.
	Australian Dollar	Buy	10/18/13	2,126,175	2,093,436	32,739
	Danish Krone	Buy	12/18/13	801,259	780,426	20,833
	Euro	Buy	12/18/13	5,008,040	4,875,681	132,359
Credit Suisse International
	Australian Dollar	Buy	10/18/13	589,346	588,421	925
	British Pound	Sell	12/18/13	2,268,261	2,179,702	(88,559)
	Canadian Dollar	Buy	10/18/13	454,158	435,906	18,252
	Japanese Yen	Buy	11/20/13	577,452	585,113	(7,661)
	Norwegian Krone	Buy	12/18/13	2,546,806	2,517,779	29,027
	Swiss Franc	Buy	12/18/13	2,248,827	2,169,768	79,059
Deutsche Bank AG
	Australian Dollar	Sell	10/18/13	2,963,598	2,917,996	(45,602)
	British Pound	Sell	12/18/13	161,314	155,000	(6,314)
	Canadian Dollar	Buy	10/18/13	753,243	737,552	15,691
	Canadian Dollar	Sell	10/18/13	753,243	752,788	(455)
	Euro	Buy	12/18/13	3,139,784	3,056,965	82,819
Goldman Sachs International
	Australian Dollar	Buy	10/18/13	88,719	87,336	1,383
	Australian Dollar	Sell	10/18/13	88,719	85,827	(2,892)
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/18/13	3,465,530	3,412,279	(53,251)
	British Pound	Buy	12/18/13	2,700,750	2,595,222	105,528
	Euro	Sell	12/18/13	3,371,033	3,281,491	(89,542)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	5,172,061	5,091,750	80,311
	Canadian Dollar	Buy	10/18/13	1,340,252	1,339,521	731
	Canadian Dollar	Sell	10/18/13	1,340,252	1,312,221	(28,031)
	Euro	Sell	12/18/13	3,029,235	2,941,849	(87,386)
	Japanese Yen	Buy	11/20/13	649,395	648,518	877
	Japanese Yen	Sell	11/20/13	649,395	643,553	(5,842)
	Norwegian Krone	Sell	12/18/13	3,586,672	3,554,310	(32,362)
	Singapore Dollar	Sell	11/20/13	122,363	120,263	(2,100)
	Swedish Krona	Buy	12/18/13	284,386	276,977	7,409
	Swiss Franc	Sell	12/18/13	2,142,051	2,072,188	(69,863)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/13	1,389,213	1,367,673	21,540
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/13	1,411,486	1,389,464	22,022
	Canadian Dollar	Buy	10/18/13	1,650,205	1,615,493	34,712
	Euro	Sell	12/18/13	1,908,173	1,857,544	(50,629)
	Israeli Shekel	Buy	10/18/13	601,273	581,705	19,568
	Japanese Yen	Sell	11/20/13	1,185,931	1,173,182	(12,749)
	Swedish Krona	Buy	12/18/13	107,983	104,708	3,275
UBS AG
	Australian Dollar	Buy	10/18/13	565,955	547,540	18,415
	Australian Dollar	Sell	10/18/13	565,955	557,137	(8,818)
	British Pound	Sell	12/18/13	1,634,494	1,570,650	(63,844)
	Canadian Dollar	Buy	10/18/13	863,775	842,984	20,791
	Euro	Sell	12/18/13	628,525	612,002	(16,523)
	Norwegian Krone	Buy	12/18/13	2,134,933	2,111,233	23,700
	Swiss Franc	Buy	12/18/13	4,894,552	4,721,926	172,626
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	1,335,722	1,315,153	20,569
	British Pound	Sell	12/18/13	3,205,401	3,079,921	(125,480)
	Canadian Dollar	Buy	10/18/13	1,407,503	1,377,764	29,739
	Japanese Yen	Sell	11/20/13	2,338,175	2,313,400	(24,775)

Total						$200,899

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NPR	Nil Paid Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $217,155,512.
(b)	The aggregate identified cost on a tax basis is $205,681,550, resulting in gross unrealized appreciation and depreciation of $35,672,112 and $4,479,189, respectively, or net unrealized appreciation of $31,192,923.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $526,603, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$3,928,047	$10,482,549	$14,410,596	$370	$—
	Putnam Short Term Investment Fund *	—	23,553,840	23,284,831	117	269,009
	Totals	$3,928,047	$34,036,389	$37,695,427	$487	$269,009
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $17,307,495. Certain of these securities were sold prior to the close of the reporting period.
	The fund received cash collateral of $17,890,060, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $325,148 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	54.0%
	United Kingdom	11.7
	Japan	10.4
	France	5.6
	Spain	2.3
	Brazil	2.3
	South Korea	2.1
	Italy	1.4
	Mexico	1.0
	Netherlands	1.0
	Sweden	0.9
	Singapore	0.9
	Germany	0.8
	Indonesia	0.8
	Peru	0.7
	Jersey	0.6
	Belgium	0.6
	Czech Republic	0.5
	Russia	0.5
	Other	1.9

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $244,119 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $310,023 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $269,919.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$44,293,393	$—	$472,806
Consumer staples	11,257,716	—	—
Energy	21,741,254	—	—
Financials	49,597,337	—	—
Health care	23,354,913	—	—
Industrials	17,809,765	—	—
Information technology	29,383,368	—	—
Materials	13,866,445	—	—
Telecommunication services	3,157,559	—	—
Utilities	2,829,915	—	—
Total common stocks	217,291,665	—	472,806
Short-term investments	839,009	18,270,993	—

Totals by level	$218,130,674	$18,270,993	$472,806

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$200,899	$—

Totals by level	$—	$200,899	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,154,884	$953,985

Total	$1,154,884	$953,985

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$107,800,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs Bank USA	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$--	$159,984	$185,931	$127,263	$98,510	$--	$1,383	$105,528	$89,328	$21,540	$79,577	$235,532	$50,308	$1,154,884
	Securities on loan	--	--	--	--	--	17,307,495	--	--	--	--	--	--	--	17,307,495

	Total Assets	$--	$159,984	$185,931	$127,263	$98,510	$17,307,495	$1,383	$105,528	$89,328	$21,540	$79,577	$235,532	$50,308	$18,462,379

	Liabilities:
	Forward currency contracts#	$35,046	$96,261	$--	$96,220	$52,371	$--	$2,892	$142,793	$225,584	$--	$63,378	$89,185	$150,255	$953,985

	Total Liabilities	$35,046	$96,261	$--	$96,220	$52,371	$--	$2,892	$142,793	$225,584	$--	$63,378	$89,185	$150,255	$953,985

	Total Financial and Derivative Net Assets	$(35,046)	$63,723	$185,931	$31,043	$46,139	$17,307,495	$(1,509)	$(37,265)	$(136,256)	$21,540	$16,199	$146,347	$(99,947)	$17,508,394
	Total collateral received (pledged)##†	$50,000	$63,723	$185,931	$31,043	$40,000	$17,307,495	$--	$(37,265)	$(136,256)	$--	$--	$110,935	$--	$17,615,606
	Net amount	$(85,046)	$--	$--	$--	$6,139	$--	$(1,509)	$--	$--	$21,540	$16,199	$35,412	$(99,947)	$(107,212)

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013